Off Balance Sheet Financial Instruments - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Other Off Balance Sheet Financial Instruments [Line Items]
Minimum collateral maintained against fair value of client securities loaned plus accrued interest	100.00%
Estimated credit exposure from clearing activities	$ 81,000,000	$ 80,000,000
Indemnification Agreement
Other Off Balance Sheet Financial Instruments [Line Items]
Securities loaned and subject to indemnification	69,700,000,000	74,400,000,000
Credit loss liability	$ 0	$ 0